Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net loss for the year:	$ (13,990,435)	$ (4,089,117)
Items not affecting cash:
Flow-through premium recovery	(12,303)	(145,567)
Stock-based compensation	9,167,246	2,591,294
Gain on marketable securities	(187,500)	(25,000)
Changes in non-cash working capital items:
Amounts receivable	(116,522)	(103,969)
Prepaid expenses and deposits	(155,641)	(235,723)
Accounts payable and accrued liabilities	233,648	15,584
Due to related parties	122,577	11,813
Net cash flows used in operating activities	(4,938,930)	(1,980,685)
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Exploration and evaluation expenditures	(17,852,829)	(2,184,572)
Reclamation bond	(94,696)	0
Mining tax credit	0	27,918
Changes in non-cash working capital items:
Accounts payable and accrued liabilities	2,329,775	957,238
Due to related parties	170,005	209,099
Net cash flows used in investing activities	(15,447,745)	(990,317)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Issuance of common shares	31,129,544	6,995,250
Cash share issuance costs	(1,300,301)	(96,966)
Share subscriptions received	0	(60,000)
Changes in non-cash working capital:
Accounts payable and accrued liabilities	1,918	0
Net cash flows from financing activities	29,831,161	6,838,284
Net increase in cash	9,444,486	3,867,282
Cash and cash equivalents, beginning of year	5,542,504	1,675,222
Cash and cash equivalents, end of year	$ 14,986,990	$ 5,542,504